Brumadinho dam failure - De-characterization of the upstream dams (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Provisions.
Balance at beginning of the period			$ 3,989
Balance at end of the period	$ 4,021		4,021
Expense incurred in relation to Brumadinho event	185	$ 109	300	$ 268
Brumadinho event
Provisions.
Balance at beginning of the period			6,864
Impact on the income statement			300
Present value adjustment			(132)
Disbursements			(612)
Translation adjustment			226
Balance at end of the period	6,646		6,646
Expense incurred in relation to Brumadinho event	185	$ 109	300	$ 268
Global Settlement for Brumadinho | Brumadinho event
Provisions.
Balance at beginning of the period			3,989
Present value adjustment			(83)
Disbursements			(26)
Translation adjustment			141
Balance at end of the period	4,021		4,021
Provision for individual indemnification and other commitments | Brumadinho event
Provisions.
Balance at beginning of the period			586
Present value adjustment			(6)
Disbursements			(123)
Translation adjustment			13
Balance at end of the period	470		470
De-characterization of dams | Brumadinho event
Provisions.
Balance at beginning of the period			2,289
Present value adjustment			(43)
Disbursements			(163)
Translation adjustment			72
Balance at end of the period	2,155		2,155
Incurred expenses | Brumadinho event
Provisions.
Impact on the income statement			300
Disbursements			(300)
Liabilities related to Brumadinho | Brumadinho event
Provisions.
Balance at beginning of the period			4,575
Present value adjustment			(89)
Disbursements			(149)
Translation adjustment			154
Balance at end of the period	$ 4,491		$ 4,491